Earnings/(Loss) Per Share Dividends - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 30, 2020 ARS ($) $ / shares	Apr. 30, 2020 ARS ($)	Dec. 31, 2020 ARS ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ARS ($) $ / shares	Dec. 31, 2018 $ / shares
Earnings per share [line items]
Cash dividend paid					$ 6,393,978		$ 3,348,315
Basic earnings (loss) per share | (per share)			$ 40.9037	$ 40.9037	$ 44.1116	$ 44.1116	$ (2.2689)	$ (2.2689)
Cash dividends	$ 12,788,268		$ 19,980,438		$ 11,580,876		$ 9,448,973
Unappropriated Retained Earnings [member]
Earnings per share [line items]
Basic earnings (loss) per share | $ / shares	$ 20
Top of range [member]
Earnings per share [line items]
Aggregate dividend distribution			$ 3,791,722
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share | $ / shares	$ 15.64				$ 10		$ 5
Cash dividends	$ 12,788,268	$ 10,000,426